Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 10,226	$ 11,052
Other comprehensive income:
Foreign currency translation adjustment	3,886
Comprehensive income	$ 14,112	$ 11,052